Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
On July 31, 2015, the Company acquired a ship-to-ship transfer business (or SPT) from a company jointly-owned by Teekay and a Norway-based marine transportation company, I.M. Skaugen SE (note 21). Following the acquisition, the Company has two reportable segments, its conventional tanker segment and its ship-to-ship transfer segment. The Company’s conventional tanker segment consists of the operation of all of its tankers, including the operations from TTOL and TIL, which were acquired during the year (notes 6 and 22) and those employed on full service lightering contracts. The Company’s ship-to-ship transfer segment consists of the Company’s lightering support services, including those provided to the Company’s conventional tanker segment as part of full service lightering operations and other related services. Segment results are evaluated based on income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following table includes results for the Company’s revenue and income from operations by segment for the years ended December 31, 2017, 2016 and 2015.

Year Ended December 31, 2017	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)	391,267	50,422	(10,511)	431,178
Voyage expenses	(87,879)	—	10,511	(77,368)
Vessel operating expenses	(135,740)	(39,649)	—	(175,389)
Time-charter hire expense	(25,666)	(4,995)	—	(30,661)
Depreciation and amortization	(95,433)	(5,048)	—	(100,481)
General and administrative expenses (3)	(29,539)	(3,340)	—	(32,879)
(Loss) gain on sale of vessels	(13,034)	50	—	(12,984)
Income (loss) from operations	3,976	(2,560)	—	1,416
Equity loss	(25,370)	—	—	(25,370)

Year Ended December 31, 2016	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)	512,608	41,136	(3,201)	550,543
Voyage expenses	(56,805)	—	3,201	(53,604)
Vessel operating expenses	(150,100)	(32,498)	—	(182,598)
Time-charter hire expense	(57,368)	(2,279)	—	(59,647)
Depreciation and amortization	(99,024)	(5,125)	—	(104,149)
General and administrative expenses (3)	(29,432)	(3,767)	—	(33,199)
(Loss) gain on sale of vessel	(20,926)	332	—	(20,594)
Income (loss) from operations	98,953	(2,201)	—	96,752
Equity income	7,680	—	—	7,680

Year Ended December 31, 2015	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues (2)	516,943	18,587	(849)	534,681
Voyage expenses	(18,379)	(348)	—	(18,727)
Vessel operating expenses	(123,572)	(14,441)	849	(137,164)
Time-charter hire expense	(74,860)	(38)	—	(74,898)
Depreciation and amortization	(72,118)	(1,642)	—	(73,760)
General and administrative expenses (3)	(28,418)	(1,985)	—	(30,403)
Gain on sale of vessel	771	—	—	771
Restructuring charge	(6,468)	(327)	—	(6,795)
Income (loss) from operations	193,899	(194)	—	193,705
Equity income	11,528	—	—	11,528

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on actual costs incurred per voyage commencing January 1, 2017 (2016 - based on estimated costs of approximately $25,000 per voyage).

(2)	Revenues, net of the inter-segment adjustment, earned from the ship-to-ship transfer segment are reflected in Other Revenues in the Company's consolidated statements of (loss) income.

(3)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at December 31, 2017 $	As at December 31, 2016 $
Conventional Tanker	2,089,099	1,828,550
Ship-to-Ship Transfer	36,810	41,663
Cash and cash equivalents	71,439	94,157
Total assets	2,197,348	1,964,370